Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Property and Equipment [Abstract]
Property and Equipment
7.	Property and Equipment

	Equipment	Furniture and Fixtures	Computers	Total
Cost
Balance, December 31, 2022	$50,516	$8,365	$2,759	$61,640
Additions	2,658	8,533	-	11,191
Disposal				-
Foreign currency translation			61	61
Balance, December 31, 2023	$53,174	$16,898	$2,820	$72,892
Additions	9,160	-	-	9,160
Foreign currency translation	-	-	(87)	(87)
Balance, June 30, 2024	$62,334	$16,898	$2,733	$81,965

Accumulated depreciation
Balance, December 31, 2022	$7,052	$548	$505	$8,105
Depreciation	8,680	2,414	555	11,649
Foreign currency translation			19	19
Balance, December 31, 2023	$15,732	$2,962	$1,079	$19,773
Depreciation	4,994	1,207	276	6,478
Foreign currency translation	-	-	(36)	(36)
Balance, June 30, 2024	$20,727	$4,169	$1,318	$26,214

Net book value
December 31, 2023	$37,442	$13,936	$1,741	$53,119
June 30, 2024	$41,607	$12,729	$1,415	$55,751

During the six months ended June 30, 2024, and 2023, the Company capitalized depreciation of $1,384 and $440, respectively as part of the production of inventory.

7.	Property and Equipment

	Equipment	Furniture and Fixtures	Computers	Total

Cost
Balance, December 31, 2021	$32,482	$-	$-	$32,482
Additions	24,222	8,365	2,940	35,527
Disposal	(6,188)	-	-	(6,188)
Foreign currency translation	-	-	(181)	(181)
Balance, December 31, 2022	$50,516	$8,365	$2,759	$61,640
Additions	2,658	8,533	-	11,191
Disposal				-
Foreign currency translation			61	61
Balance, December 31, 2023	$53,174	$16,898	$2,820	$72,892

Accumulated depreciation
Balance, December 31, 2021	$2,757	$-	$-	$2,757
Depreciation	5,437	548	527	6,512
Disposal	(1,142)	-	-	(1,142)
Foreign currency translation	-	-	(22)	(22)
Balance, December 31, 2022	$7,052	$548	$505	$8,105
Depreciation	8,680	2,414	555	11,649
Foreign currency translation			19	19
Balance, December 31, 2023	$15,732	$2,962	$1,079	$19,773

Net book value
December 31, 2022	$43,464	$7,817	$2,254	$53,535
December 31, 2023	$37,442	$13,936	$1,741	$53,119

During the years ended December 31, 2023 and 2022, the Company capitalized depreciation of $1,354 and $1,478, respectively as part of the production of inventory.